Inventories, net	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories, net	Inventories, net

	December 31,
($ in millions)	2023	2022
Raw materials	208	165
Work in progress	38	24
Finished goods	90	87
Inventories, gross	335	276
Obsolescence reserve	(18)	(22)
Inventories, net	317	254

The following table presents the activity in the obsolescence reserve:

	December 31,
($ in millions)	2023	2022	2021
Balance at beginning of year	(22)	(28)	(43)
Provisions, net	(10)	(2)	(1)
Amounts written off	14	7	11
Other	—	1	4
Balance at end of year	(18)	(22)	(28)